INVENTORY - Additional Information (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
INVENTORY
Inventory expensed and included in cost of sales	$ 4,713,906	$ 249,761	$ 7,418,427	$ 555,288
Fair value change in biological assets	$ 258,921	$ 978,893	$ 977,352	$ 1,371,884